Severance Indemnities and Pension Plans (Aggregated Accumulated Benefit Obligations) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Domestic Subsidiaries, Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
Aggregated accumulated benefit obligations	¥ 1,784,570	¥ 1,639,563
Foreign Offices and Subsidiaries, Pension Benefits and Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Aggregated accumulated benefit obligations	¥ 458,662	¥ 318,971